Additional Information of Statement of Cash Flows - Changes in Liabilities Arising from Financial Activities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Interest expenses	₩ 1,001,290	₩ 607,458	₩ 439,826
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	6,833,120	5,110,424
Changes from financing cash flows	(2,524,077)	1,764,569
The effect of changes in foreign exchange rates	650,237	(41,873)
Changes in fair values	0	0
Ending	4,959,280	6,833,120	5,110,424
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	17,472,542	16,630,792
Changes from financing cash flows	3,356,103	415,692
Changes arising from obtaining or losing control of subsidiaries or other business		142,290
The effect of changes in foreign exchange rates	(139,863)	355,540
Changes in fair values	305,562	(85,790)
Interest expenses	16,755	14,018
Ending	21,011,099	17,472,542	16,630,792
Dividend payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	4,371	4,046
Changes from financing cash flows	(825,495)	(1,234,899)
Decrease in retained earnings	720,770	1,138,107
Decrease in non-controlling interest	103,615	97,117
Ending	3,261	4,371	4,046
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	823,482	778,014
Changes from financing cash flows	(222,829)	(268,082)
Changes arising from obtaining or losing control of subsidiaries or other business		193,572
The effect of changes in foreign exchange rates	38,909	(96,771)
Interest expenses	41,109	34,935
Increase in lease assets	243,649	181,814
Ending	924,320	823,482	778,014
Derivatives that hedge long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	(191,497)	(107,982)
Changes from financing cash flows	102,707	102,973
Changes in fair values	(41,201)	(186,488)
Ending	₩ (129,991)	₩ (191,497)	₩ (107,982)